Financing Arrangements	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2015
Debt Disclosure [Abstract]
Financing Arrangements

7. Financing Arrangements

Financing arrangements consisted of the following (in thousands):

	December 31, 2015	September 30, 2015	December 31, 2014
Senior Secured Credit Facility
Revolving Lines of Credit:
U.S. Revolver — expires October 1, 2020 (effective rate on borrowings 2.02% at December 31, 2015; 0.00% at September 30, 2015 and at December 31, 2014)	$316,523	$—	$—
Canadian revolver — expires October 1, 2020 (effective rate on borrowings 3.20% at December 31, 2015; 0.00% at September 30, 2015 and at December 31, 2014)	7,225	—	—
U.S. Revolver — expires October 1, 2020 (effective rate on borrowings of 4.00% at December 31, 2015; 0.00% at September 30, 2015 and at December 31, 2014)	19,477	—	—
Canadian revolver — expires March 31, 2017 (effective rate on borrowings 0.00% at December 31, 2015; 3.70% at September 30, 2015; and 4.00% at December 31, 2014); refinanced in first quarter of 2016	—	11,240	8,189
U.S. Revolver — expires March 31, 2017 (effective rate on borrowings of 0.00% at December 31, 2015 and at September 30, 2015; and 4.25% at December 31, 2014); refinanced in first quarter of 2016	—	—	15,100
Term Loan:
Term Loan — matures October 1, 2022 (4.00% at December 31, 2015; 0.00% at September 30, 2015 and at December 31, 2014)	$437,298	$—	$—
Term Loan — matures March 31, 2017 (0.00% at December 31, 2015; 4.25% on September 30, 2015; and 2.17% at December 31, 2014); refinanced in first quarter of 2016	—	181,450	191,907
Total borrowings under Senior Secured Credit Facility	780,523	192,690	215,196
Less: current portion	(4,500)	(22,490)	(34,539)
Total long-term portion of borrowings under Senior Secured Credit Facility	$776,023	$170,200	$180,657
Senior Notes
Senior Notes — expires October 2023 (6.38% at December 31, 2015; 0.00% on September 30, 2015 and at December 31, 2014)	$290,091	$—	$—
Less: current portion	—	—	—
Total long-term portion of borrowings under Senior Notes	$290,091	$—	$—
Equipment Financing Facilities
Borrowings under various equipment financing facilities — various maturities through September 2021 and various fixed interest rates ranging from 2.33% to 4.49% at December 31, 2015; 2.33% to 4.49% at September 30, 2015; and 2.33% to 4.60% at December 31, 2014)	$24,121	$25,488	$29,629
Borrowings under various capital lease obligations various maturities through November 2021 and various fixed interest rates ranging from 2.72% to 10.39% at December 31, 2015; 0.00% at September 30, 2015 and December 31, 2014)	26,073	—	—
Less: current portion	(9,787)	(5,069)	(5,439)
Total long-term portion of borrowings under equipment financing facilities	$40,407	$20,419	$24,190
As a result of the RSG Acquisition, on October 1, 2015, the Company entered into a credit agreement governing the terms of a new $450 million seven-year senior secured term loan “B” facility (the “Term Loan B Facility”) and a new credit agreement governing the terms of a new senior secured asset-based revolving credit facility of up to $700 million, subject to a borrowing base (the “ABL Facility”) (collectively the “New Senior Credit Facilities”). The Company also raised $300 million by issuing 8 year senior notes due 2023 (the “Senior Notes”), having a coupon rate of 6.38% per annum, payable semi-annually in arrears.

Revolving Line of Credit Facilities

On October 1, 2015, the Company entered into a $700 million ABL Facility with Wells Fargo Bank, N.A. and a syndicate of other lenders. This ABL Facility consists of revolving loans in both the United States (“US Revolver”) in the amount of $670 million and Canada (“Canadian Revolver”) in the amount of $30 million CAD. The ABL Facility has a maturity date of October 1, 2020. The US Revolver has various tranches of borrowings, bearing interest at rates ranging from 1.92% to 4.00%. The effective rate of these borrowings is 2.13% and is paid monthly. At December 31, 2015, the outstanding balance on the US Revolver, net of debt issuance fees, was $336.0 million. The US Revolver also has outstanding standby letters of credit in the amount of $10.5 million as of December 31, 2015. The Canadian Revolver bears interest at 3.20% and has an outstanding balance of $10.0 million CAD ($7.2 million USD) at December 31, 2015. Current unused commitment fees on the revolving credit facilities are 0.25% per annum. There is one financial covenant under the ABL Facility, which is a Consolidated Fixed Charge Ratio. As defined in the ABL Facility, the Company’s ratio must be at least 1.00 to 1.00 at the end of each fiscal quarter, calculated on a trailing four quarter basis. The covenant is only applicable when the borrowing availability is less than 10% of the maximum loan cap or $60 million. Borrowings under the U.S. Revolver are guaranteed by the Issuer and will be guaranteed by any future domestic subsidiaries that guarantee the Senior Notes and the Term Loan B Facility (except with respect to Beacon Canada, Inc., as described below). Borrowings under the Canadian Revolver are guaranteed by the Issuer and Beacon Canada, Inc. and will be guaranteed by any future domestic subsidiaries that guarantee the Senior Notes and the Term Loan B Facility and certain foreign subsidiaries.

Term Loan

On October 1, 2015, the Company entered into a $450 million Term Loan B Facility with Citibank N.A., and a syndicate of other lenders. The Term Loan requires quarterly principal payments in the amount of $1.1 million, with the remaining outstanding principal to be paid on its maturity date of October 1, 2022. Outstanding principal on the Term Loan bears interest at 4.00% and is paid every six months. The Company has the option of selecting the rate at which interest can accrue on the Term Loan as well as the period in which interest payments are made. The Company elected to pay interest based on the six month LIBOR rate, subject to a minimum rate of 1.00%, in addition to a base rate of 3.00%. At December 31, 2015 the outstanding balance on the Term Loan, net of debt issuance fees, was $437.3 million. The Term Loan B is guaranteed jointly and severally and fully and unconditionally by all of the United States subsidiaries of the Company (except Beacon Canada, Inc., a domestic subsidiary with no material assets other than stock in a foreign subsidiary) but not by the Canadian subsidiaries of the Company.

Senior Notes

The Company also raised $300 million by issuing 8 year senior notes due 2023 (the “Senior Notes”), having a coupon rate of 6.38% per annum, payable semi-annually in arrears beginning April 1, 2016. There are early payment provisions in the Senior Note agreement in which the Company would be subject to penalties and “make whole” provisions. Management anticipates repaying the notes at the maturity date of October 1, 2023. The Senior Notes are guaranteed jointly and severally and fully and unconditionally by all of the United States subsidiaries of the Company (except Beacon Canada, Inc., a domestic subsidiary with no material assets other than stock in a foreign subsidiary) but not by the Canadian subsidiaries of the Company.
The proceeds from the New Senior Secured Credit Facilities and Senior Notes were used to provide working capital and funds for other general corporate purposes, refinance or otherwise extinguish all third-party indebtedness for borrowed money under Company’s and RSG’s existing senior secured credit facilities and RSG’s unsecured senior notes due 2020, to finance the acquisition, and pay fees and expenses associated with the RSG Acquisition Transaction. The Company incurred financing costs totaling approximately $31.2 million.
Since the New Senior Credit Facilities and the previous Term Loan financing arrangements had certain lenders who participated in both arrangements, management accounted for a portion of this transaction as a debt modification and a portion as a debt extinguishment. In accordance with the accounting for debt modification, the Company will amortize the previously capitalized issuance costs over the term of the New Senior Credit Facilities and expense the $2.2 million of direct issuance costs incurred related to the New Senior Credit Facilities. The remainder of the settlement of the Company’s previous debt arrangements was accounted for as debt extinguishment. The Company recognized a loss on extinguishment of $0.8 million.
The Senior Notes which are unsecured obligations of the Company are guaranteed jointly and severally and fully and unconditionally, on an unsecured senior basis, by each of the domestic subsidiaries that is a borrower under or that guarantees obligations under Term Loan B Facility (and any refinancing indebtedness). The Canadian subsidiaries have guaranteed the borrowings under the Canadian Revolver, but have not guaranteed the Senior Notes or borrowings under the Term Loan B Facility.
Annual principal payments for all outstanding borrowings for each of the next five years and thereafter are as follows (in thousands):

	Term Loan B Facility	ABL Facility	Senior Notes	Equipment Financing Facilities	Total
2016 (Jan – Sept)	$3,375	$—	$—	$7,343	$10,718
2017	4,500	—	—	10,336	14,836
2018	4,500	—	—	9,646	14,146
2019	4,500	—	—	10,298	14,798
2020	4,500	—	—	7,538	12,038
Thereafter	427,500	351,702	300,000	5,033	1,084,235
Subtotal	448,875	351,702	300,000	50,194	1,150,771
Less current portion	(4,500)	—	—	(9,787)	(14,287)
Total long-term debt	$444,375	$351,702	$300,000	$40,407	$1,136,484

8. Financing Arrangements

Financing arrangements consisted of the following:

	September 30, 2015	September 30, 2014
Senior Secured Credit Facility
Revolving Lines of Credit:
Canadian revolver-expires March 31, 2017 (effective rate on borrowings 3.70% at September 30, 2015 and 4.00% at September 30, 2014	$11,240	$10,714
U.S. Revolver-expires March 31, 2017 (effective rate on borrowings of 0.00% at September 30, 2015 and 4.25% at September 30, 2014)	—	7,800
Term Loan:
Term Loan-matures March 31, 2017 (4.25% at September 30, 2015 and 2.15% on September 30, 2014)	181,450	194,381
Total borrowings under Senior Secured Credit Facility	192,690	212,895
Less: current portion	(22,490)	(29,764)
Total long-term portion of borrowings under Senior Secured Credit Facility	$170,200	$183,131
Equipment Financing Facilities
Borrowings under various equipment financing facilities-various maturities through September 2021 (various fixed interest rates ranging from 2.33% to 4.49% at September 30, 2015, and various fixed interest rates ranging from 2.33% to 4.60% at September 30, 2014)	$25,488	$30,966
Less: current portion	(5,069)	(5,352)
Total long-term portion of borrowings under equipment financing facilities	$20,419	$25,614

Senior Secured Credit Facility

On April 5, 2012, the Company replaced its prior credit facility with a new five-year senior secured credit facility that includes a $550 million United States credit facility (individually, the “U.S. Credit Facility”) and a C$15 million ($11.2 million at September 30, 2015) Canadian credit facility (individually, the “Canadian Revolver”) with Wells Fargo Bank, National Association, and a syndicate of other lenders (combined, the “Credit Facility”).
The $550 million U.S Credit Facility consists of a revolving credit facility of $325 million (the “U.S. Revolver”), which includes a sub-facility of $20 million for letters of credit, and a $225 million term loan (the “Term Loan”). The Term Loan has required amortization of 5% per year that is payable in quarterly installments, with the balance due on March 31, 2017. The Company may increase the Credit Facility by up to $200 million under certain conditions. There were no outstanding borrowings under the U.S. Revolver at September 30, 2015; there was C$15.0 million ($11.2 million) and $185.6 million outstanding under the Canadian Revolver and Term Loan, respectively, at September 30, 2015. There were $4.9 million of outstanding standby letters of credit at September 30, 2015. As of October 1, 2015, we refinanced our existing debt into $300 million aggregate principal amount of 6.375% Senior Notes due 2023, borrowings under a $450 million Term Loan B LIBOR based facility due 2022, and a $700 million asset based lending revolving credit facility.

Interest

The Credit Facility provides for borrowings under the Company’s U.S. Revolver and Canadian Revolver at a Base Rate. The Base Rate for borrowings under the U.S. Revolver is defined as the higher of the Prime Rate, or the Federal Funds Rate plus 0.50%, plus a margin above that rate. For borrowings made under the Canadian Revolver, the Base Rate is defined as the higher of the Canadian Prime Rate, or the annual rate of interest equal to the sum of the CDOR rate plus 1.00%, plus a margin above that rate. The margin for both base rates is currently 1.00% per annum and can range from 0.50% to 1.50% per annum depending upon the Company’s Consolidated Total Leverage Ratio, as defined in the Credit Facility.
Additionally, for Base Rate borrowings made under the U.S. Revolver, the Company may elect an optional interest rate equal to the one (1), two (2), three (3), or six (6) month LIBOR rate, plus a margin above that rate. In connection with this election, the Company is also required to elect an interest period that corresponds with the underlying LIBOR rate that was elected. The margin is currently 2.00% per annum and can range from 1.50% to 2.50% per annum depending upon the Company’s Consolidated Total Leverage Ratio, as defined in the Credit Facility.
Current unused commitment fees on the revolving credit facilities are 0.45% per annum. The unused commitment fees can range from 0.35% to 0.50% per annum, again depending upon the Company’s Consolidated Total Leverage Ratio.
As of September 30, 2015, there were no outstanding borrowings under the U.S. Revolver, while outstanding borrowings under the Canadian Revolver carried an interest rate equal to the Canadian Prime rate, plus 1.00% (3.70% at September 30, 2015). Borrowings under the Term Loan carried an interest rate equal to the Base Rate, plus 1.00% (4.25% at September 30, 2015).
Financial covenants under the Credit Facility are as follows:

Maximum Consolidated Total Leverage Ratio

On the last day of each fiscal quarter, the Company’s Consolidated Total Leverage Ratio (the ratio of outstanding debt to trailing twelve-month earnings before interest, income taxes, depreciation, amortization and stock-based compensation), as more fully defined in the Credit Facility, must not be greater than 3.50:1.0, or 4.00:1.0 under a one-time request by the Company subsequent to an acquisition that meets the requirements under the Credit Facility. At September 30, 2015, this ratio was 1.41:1.

Minimum Consolidated Interest Coverage Ratio

On the last day of each fiscal quarter, the Company’s Consolidated Interest Coverage Ratio (the ratio of trailing twelve-month earnings before interest, income taxes, depreciation, amortization and stock-based compensation to cash interest expense for the same period), as more fully defined in the Credit Facility, and must not be less than 3.00:1.0. At September 30, 2015, this ratio was 17.05:1.
As of September 30, 2015, the Company was in compliance with these covenants.
Substantially all of the Company’s assets, including the capital stock and assets of wholly-owned subsidiaries, secure obligations under the Credit Facility.

Equipment Financing Facilities

As of September 30, 2015, there was a total of $25.5 million outstanding under equipment financing facilities, with fixed interest rates ranging from 2.33% to 4.49% and payments due through September 2021. The Company’s prior equipment financing facility matured on October 1, 2014.

Other Information

Annual principal payments for all outstanding borrowings for each of the next five years and thereafter as of September 30, 2015 were as follows:

Fiscal year	Senior Secured Credit Facility	Equipment Financing	Revolving Lines of Credit	Total
2016	11,250	5,069	11,240	27,559
2017	174,375	4,974	—	179,349
2018		4,223	—	4,223
2019	—	4,336	—	4,336
2020	—	4,300		4,300
Thereafter	—	2,586	—	2,586
Subtotal	185,625	25,488	11,240	222,353
Less current portion	11,250	5,069	11,240	27,559
Total long-term debt	$174,375	$20,419	$—	$194,794